Share Capital - Estimated Fair Value of Options Granted, Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Risk free interest rate	1.30%	1.30%
Volatility	43.00%	49.00%
Expected option life (in years)	3 years 7 months 6 days	3 years 7 months 6 days
Dividend yield	3.40%	2.10%
Forfeiture rate	4.50%	9.40%